Segmented information	12 Months Ended
Sep. 30, 2020
Operating segments [Abstract]
Segmented information
Segmented information
The following tables present information on the Company's operations based on its revised management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model. The Company has retrospectively revised the segmented information for the comparative period to conform to the new segmented information structure (Note 12).

		Year ended September 30, 2020
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	1,911,477	1,863,467	1,686,269	1,712,244	1,358,469	1,212,196	1,104,121	777,152	674,946	(136,226)	12,164,115
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense[1]	264,009	295,795	364,424	221,793	215,924	122,548	57,231	120,959	200,263	—	1,862,946
Acquisition-related and integration costs (Note 27)											(76,794)
Restructuring costs (Note 25)											(155,411)
Net finance costs (Note 26)											(114,474)
Earnings before income taxes											1,516,267

[1]
Total amortization and depreciation of $558,675,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, U.K. and Australia, Central and Eastern Europe, Scandinavia, Finland, Poland and Baltics and Asia Pacific segments is $64,084,000, $89,150,000, $69,921,000, $47,443,000, $68,346,000, $84,592,000, $71,590,000, $39,055,000 and $24,494,000, respectively for the year ended September 30, 2020. Amortization includes impairments of $14,680,000 from business solutions and contract costs which are mainly included in U.S. Commercial and State Government for $3,396,000 of business solutions, Canada for $3,589,000 of business solutions and Finland, Poland and Baltics for $4,065,000 of contract costs and a business solution. These assets were no longer expected to generate future economic benefits.

		Year ended September 30, 2019
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,022,677	1,834,917	1,768,924	1,597,922	1,356,858	1,166,486	1,095,330	787,640	606,252	(125,770)	12,111,236
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense[1]	275,535	333,210	359,089	230,054	185,290	100,244	76,648	118,771	146,154	—	1,824,995
Acquisition-related and integration costs (Note 27)											(77,417)
Net finance costs (Note 26)											(70,630)
Earnings before income taxes											1,676,948

[1]
Total amortization and depreciation of $391,289,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, U.K. and Australia, Central and Eastern Europe, Scandinavia, Finland, Poland and Baltics and Asia Pacific segments is $42,558,000, $73,647,000, $62,486,000, $27,433,000, $67,110,000, $37,314,000, $26,534,000, $38,968,000 and $15,239,000, respectively for the year ended September 30, 2019.

The accounting policies of each operating segment are the same as those described in Note 3, Summary of significant accounting policies. Intersegment revenue is priced as if the revenue was from third parties.
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION

The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the intersegment revenue, for the years ended September 30:

	2020	2019
	$	$
Western and Southern Europe
France	1,672,355	1,761,861
Others	239,053	264,252
	1,911,408	2,026,113

U.S.[1]	3,637,070	3,474,418

Canada	1,820,265	1,881,364

U.K. and Australia
U.K.	1,508,719	1,480,627
Australia	63,708	75,268
	1,572,427	1,555,895

Central and Eastern Europe
Germany	718,166	655,713
Netherlands	465,340	463,633
Others	68,537	74,271
	1,252,043	1,193,617

Scandinavia
Sweden	835,682	854,565
Others	322,711	297,101
	1,158,393	1,151,666

Finland, Poland and Baltics
Finland	766,732	785,285
Others	37,269	37,179
	804,001	822,464

Asia Pacific
Others	8,508	5,699
	8,508	5,699
	12,164,115	12,111,236

[1]
External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $1,902,661,000 and $1,734,409,000, respectively in 2020 ($1,853,154,000 and $1,621,264,000, respectively in 2019).

29.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)

The following table provides information for PP&E, right-of-use assets (only as at September 30, 2020), contract costs and intangible assets based on their location:

	As at September 30, 2020	As at September 30, 2019
	$	$
U.S.	487,698	367,415
Canada	412,469	292,291
U.K.	138,391	103,803
France	137,307	45,501
Sweden	162,506	125,987
Finland	93,948	46,828
Germany	107,809	47,800
Netherlands	64,551	22,187
Rest of the world	195,970	86,796
	1,800,649	1,138,608

INFORMATION ABOUT SERVICES
The following table provides revenue information based on services provided by the Company for the year ended
September 30:

	2020	2019
	$	$
Systems integration and consulting	5,554,622	5,998,486
Management of IT and business functions	6,609,493	6,112,750
	12,164,115	12,111,236

MAJOR CLIENT INFORMATION
Contracts with the U.S. federal government and its various agencies, included within the U.S. Federal operating segment, accounted for $1,675,326,000 and 13.8% of revenues for the year ended September 30, 2020 ($1,554,933,000 and 12.8% for the year ended September 30, 2019).